GOLDMAN SACHS TRUST
                         FINANCIAL SQUARE FUNDS

                               FST Shares
                         FST Administration Shares
                            FST Service Shares
                          FST Preferred Shares

                   Supplement dated August 1, 1997 to
                      Prospectuses dated May 1, 1997


Effective as of the date of this supplement the Financial Square Money Market Plus Fund will be known as the "Financial Square Premium Money Market Fund".